Taxation	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Taxation
Taxation
A summary of our principal taxes and exemptions in the jurisdictions where our significant operations are located is as follows:
U.S. Income Tax
We are primarily foreign corporations engaged in the business of operating cruise ships in international transportation. We also own and operate, among other businesses, the U.S. hotel and transportation business of Holland America Princess Alaska Tours through U.S. corporations.
Our North American cruise ship businesses and certain ship-owning subsidiaries are engaged in a trade or business within the U.S. Depending on its itinerary, any particular ship may generate income from sources within the U.S. We believe that our U.S. source income and the income of our ship-owning subsidiaries, to the extent derived from, or incidental to, the international operation of a ship or ships, is currently exempt from U.S. federal income and branch profit taxes.
In general, under Section 883 of the Internal Revenue Code, certain non-U.S. corporations (such as our North American cruise ship businesses) are not subject to U.S. federal income tax or branch profits tax on U.S. source income derived from, or incidental to, the international operation of a ship or ships. Applicable U.S. Treasury regulations provide in general that a foreign corporation will qualify for the benefits of Section 883 if, in relevant part, (i) the foreign country in which the foreign corporation is organized grants an equivalent exemption to corporations organized in the U.S. (an “equivalent exemption jurisdiction”) and (ii) the foreign corporation meets a defined publicly-traded test. Subsidiaries of foreign corporations that are organized in an equivalent exemption jurisdiction and meet the publicly-traded test also benefit from Section 883. We believe that Panama is an equivalent exemption jurisdiction and Carnival Corporation currently qualifies as a publicly-traded corporation under the regulations. Accordingly, substantially all of Carnival Corporation’s income is exempt from U.S. federal income and branch profit taxes.
Regulations under Section 883 list items that the Internal Revenue Service (“IRS”) does not consider to be incidental to ship operations. Among the items identified as not incidental are income from the sale of air transportation, transfers, shore excursions and pre- and post-cruise land packages to the extent earned from sources within the U.S.
We believe that the U.S. source transportation income earned by Carnival plc and its Italian resident subsidiary currently qualifies for exemption from U.S. federal income tax under applicable bilateral U.S. income tax treaties.

Our domestic U.S. operations, principally the hotel and transportation business of Holland America Princess Alaska Tours, are subject to federal and state income taxation in the U.S.
Carnival Corporation and Carnival plc and certain of their subsidiaries are subject to various U.S. state income taxes generally imposed on each state’s portion of the U.S. source income subject to U.S. federal income taxes. However, the state of Alaska imposes an income tax on its allocated portion of the total income of our companies doing business in Alaska and certain of their subsidiaries.
UK and Australian Income Tax
Cunard, P&O Cruises (UK) and P&O Cruises (Australia) are divisions of Carnival plc and have elected to enter the UK tonnage tax on a rolling 10-year term and, accordingly, reapply every year. Companies to which the tonnage tax regime applies pay corporation taxes on profits calculated by reference to the net tonnage of qualifying ships. UK corporation tax is not chargeable under the normal UK tax rules on these brands’ relevant shipping income. Relevant shipping income includes income from the operation of qualifying ships and from shipping related activities.
For a company to be eligible for the regime, it must be subject to UK corporation tax and, among other matters, operate qualifying ships that are strategically and commercially managed in the UK. Companies within UK tonnage tax are also subject to a seafarer training requirement.
Our UK non-shipping activities that do not qualify under the UK tonnage tax regime remain subject to normal UK corporation tax. Dividends received from subsidiaries of Carnival plc doing business outside the UK are generally exempt from UK corporation tax.
P&O Cruises (Australia) and all of the other cruise ships operated internationally by Carnival plc for the cruise segment of the Australian vacation market are exempt from Australian corporation tax by virtue of the UK/Australian income tax treaty.
Italian and German Income Tax
In early 2015, Costa and AIDA will reelect to enter the Italian tonnage tax regime through 2024 and can reapply for an additional ten-year period beginning in early 2025. Companies to which the tonnage tax regime applies pay corporation taxes on shipping profits calculated by reference to the net tonnage of qualifying ships.
Most of Costa’s and AIDA’s earnings not considered to be shipping profits for Italian tonnage tax purposes will be taxed at an effective tax rate of 5.5% under the Italian International shipping tax regime since all of their ships are Italian registered.
Substantially all of AIDA’s earnings are exempt from Italian and German corporation tax by virtue of the Italy/Germany income tax treaty.
Income and Other Taxes in Asian Countries
Substantially all of our brands’ income from their international operation in Asian countries is exempt from local corporation tax by virtue of relevant income tax treaties.
Other
We recognize income tax benefits for uncertain tax positions, based solely on their technical merits, when it is more likely than not to be sustained upon examination by the relevant tax authority. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution. All interest expense related to income tax liabilities is included in income tax expense. Based on all known facts and circumstances and current tax law, we believe that the total amount of our uncertain income tax position liabilities and related accrued interest are not significant to our financial position.

We do not expect to incur income taxes on future distributions of undistributed earnings of foreign subsidiaries and, accordingly, no deferred income taxes have been provided for the distribution of these earnings. In addition to or in place of income taxes, virtually all jurisdictions where our ships call impose taxes, fees and other charges based on guest counts, ship tonnage, passenger capacity or some other measure, and these taxes, fees and other charges are included in commissions, transportation and other costs and other ship operating expenses.